UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

(Exact name of registrant as specified in charter)

3741 Worthington Road

Collegeville, PA 19426-3431

(Address of principal executive offices)(Zip code)

Donald A. Peterson

3741 Worthington Road

Collegeville, PA 19426-3431

 (Name and address of agent for service)

Registrant's telephone number, including area code: (610)-688-6839

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

ANNUAL REPORT

December 31, 2011

THE VALLEY FORGE FUND, INC.

MANAGER’S COMMENTARY

DECEMBER 31, 2011

Dear Fellow Shareholder:

It is with deep regret that I inform you that the founder of the Valley Forge Fund and Valley Forge Management Corporation, Mr. Bernard Klawans, passed away after a long illness late last year. He will be sorely missed by his family, friends, and associates. Mr. Craig Aronhalt, who is the majority owner of the Valley Forge Management Corporation had been working with Mr. Klawans since 2008 and virtually conducted all of the Advisor’s duties since May of 2011, will continue as the fund’s Adviser.

For the year ending December 31, 2011, your fund gained 0.08% versus 2.11% for the S&P 500 Index and 5.53% for the Dow Jones Industrial Average Index.

The Fund’s underperformance for the year versus the broader stock market averages was due mainly to our not participating in the sharp upward movement in October.

Portfolio turnover for the year was 45.47%.

Top 5 ‘over achievers’: MasterCard +45%, McDonald’s +40%, Apple +26%, Harley-Davidson +18%, and Monsanto +17%.

Top 5 ‘under achievers’: Hewlett-Packard -39%, Goldman Sachs -34%, Alliance Bernstein -24%, Steris -20%, and T. Rowe Price -10%.

The Valley Forge Fund continues to receive a five-star rating from Morningstar, their highest available.

We appreciate your support and are always available to answer your inquiries. Our email is VFFund@Verizon.com; our telephone is 1-855-833-6359.

Thank you for investing with us.

Financial statements for the year ending December 31, 2011 are attached.

Respectfully submitted,

_______________________

        Donald A. Peterson

                President

VALLEY FORGE FUND, INC.

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2011 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDING DECEMBER 31, 2011*

	1 Year	5 Year	10 Year	Value
Valley Forge Fund	0.08%	3.73%	4.70%	$15,832
Dow Jones Industrial Average	5.53%	-0.40%	2.00%	$12,191
S&P 500 Index	2.11%	-0.25%	2.92%	$13,335

$20,000.00
$15,000.00
$10,000.00
$5,000.00
$0.00
Valley Forge Fund
Dow Jones Industrial Average
S&P 500 Index
December-01
December-02
December-03
December-04
December-05
December-06
December-07
December-08
December-09
December-10
December-11

* This chart assumes an initial investment of $10,000 made on December 31, 2001.  Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

The Dow Jones Industrial Average (DJIA), a price-weighted average of 30 actively traded blue chip stocks, primarily industrials. The 30 stocks are chosen by the editors of the Wall Street Journal (which is published by Dow Jones & Company), a practice that dates back to the beginning of the century. The Dow is computed using a price-weighted indexing system, rather than the more common market cap-weighted indexing system.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Performance data current to the most recent month-end may be obtained by calling toll-free (800) 869-1679.

Valley Forge Fund, Inc.
Top Ten Holdings
December 31, 2011 (Unaudited)

As of December 31, 2011, the Fund's top ten holdings were as follows:

Holdings	% of Net Assets
ConocoPhillips	8.25%
General Electric Co.	6.49%
Molson Coors Brewing Co.	5.92%
American Express Co.	5.34%
AT&T Corp.	4.79%
Diebold, Inc.	4.49%
Goldman Sachs Group, Inc.	4.10%
3M Co.	3.70%
McDonald's Corp.	3.63%
Harley -Davidson, Inc.	3.52%
50.23%

Valley Forge Fund, Inc.
Sector Weightings
December 31, 2011 (Unaudited)

As of December 31, 2011, the Fund's portfolio was invested in the following sectors:

Sectors	% of Net Assets
Common Stocks
Basic Materials	2.22%
Consumers	24.42%
Financials	14.26%
Healthcare	8.46%
Industrials	11.83%
Materials	11.51%
Service	0.84%
Technology	13.77%
Short-Term Investments	13.03%
Other Assets less Liabilities	(0.34)%
Total	100.00%

	Valley Forge Fund, Inc.
	Schedule of Investments
	December 31, 2011

Shares		Value

COMMON STOCKS - 87.31%

Basic Materials - 2.22%
7,000	Monsanto Co.	$ 490,490

Consumer - 24.42%
8,600	Beam, Inc.	440,578
5,000	Coca Cola Co.	349,850
33,000	Diebold, Inc.	992,310
20,000	Harley-Davidson, Inc.	777,400
8,000	McDonald's Corp.	802,640
30,000	Molson Coors Brewing Co. Class B	1,306,200
20,000	Time Warner, Inc.	722,800
		5,391,778
Financial - 14.26%
38,000	Alliance Bernstein Holding LP	497,040
25,000	American Express Co.	1,179,250
10,000	Goldman Sachs Group, Inc.	904,300
10,000	T. Rowe Price Group, Inc.	569,500
		3,150,090
Healthcare - 8.46%
8,000	Becton Dickinson & Co.	597,760
13,000	Baxter International, Inc.	643,240
5,000	Johnson & Johnson	327,900
10,000	Steris Corp.	298,200
		1,867,100
Industrial - 11.83%
10,000	3M Co.	817,300
4,000	Caterpillar, Inc.	362,400
80,000	General Electric Co.	1,432,800
		2,612,500
Materials - 11.51%
25,000	ConocoPhillips	1,821,750
25,000	Dow Chemical Corp.	719,000
		2,540,750
Service - 0.84%
500	MasterCard Inc.	186,410

Technology - 13.77%
1,500	Apple Inc. *	607,500
35,000	AT&T Corp.	1,058,400
30,000	Hewlett-Packard Co.	772,800
15,000	Verizon Communications, Inc.	601,800
		3,040,500

TOTAL FOR COMMON STOCKS (Cost $18,601,680) - 87.31%		$ 19,279,618

SHORT TERM INVESTMENTS - 13.03%
2,876,968	US Bank Money Market Savings - IT 0.05% ** (Cost $2,876,968)	2,876,968

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,876,968) - 13.03%		$ 2,876,968

TOTAL INVESTMENTS (Cost $21,478,648) - 100.34%		$ 22,156,586

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.34)%		(77,461)

NET ASSETS - 100.00%		$ 22,079,125

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2011.
The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statement of Assets and Liabilities
December 31, 2011

Assets:
Investments in Securities, at Value (Cost $21,478,648)	$ 22,156,586
Cash	14,562
Receivables:
Shareholder Subscriptions	15,547
Dividends and Interest	31,393
Prepaid Expenses	11,902
Total Assets	22,229,990
Liabilities:
Payables:
Shareholder Redemptions	118,912
Accrued Management Fees	18,598
Accrued Administrative Fees	3,598
Other Expenses	9,757
Total Liabilities	150,865
Net Assets	$ 22,079,125

Net Assets Consist of:
Paid In Capital	$ 21,371,593
Accumulated Undistributed Net Investment Income	29,594
Unrealized Appreciation in Value of Investments	677,938
Net Assets (based on 2,298,225 shares outstanding)	$ 22,079,125

Net Asset Value	$ 9.61

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statement of Operations
For the year ended December 31, 2011

Investment Income:
Dividends (net of foreign withholding taxes of $857)	$ 609,600
Interest	4,626
Total Investment Income	614,226

Expenses:
Administrative Fees (Note 3)	32,647
Advisory Fees (Note 3)	248,914
Audit Fees	9,500
Custody Fees	8,854
Insurance Fees	636
Legal Fees	1,600
Miscellaneous Fees	7,613
Transfer Agent Fees	21,436
Trustee Fees	2,597
Printing and Mailing Fees	9,082
Registration Fees	45,712
Total Expenses	388,591

Net Investment Income	225,635

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	151,966
Net Change in Unrealized Depreciation on Investments	(522,096)
Net Realized and Unrealized Loss on Investments	(370,130)

Net Decrease in Net Assets Resulting from Operations	$ (144,495)

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Changes in Net Assets

	For the Year Ended
	12/31/2011	12/31/2010
Increase in Net Assets From Operations:
Net Investment Income	$ 225,635	$ 180,663
Net Realized Gain on Investments	151,966	236,016
Net Change in Unrealized Appreciation (Depreciation) on Investments	(522,096)	1,713,180
Net Increase (Decrease) in Net Assets Resulting from Operations	(144,495)	2,129,859

Distributions to Shareholders from:
Net Investment Income	(230,146)	(192,884)
Realized Gains	(151,966)	(236,076)
Return of Capital	(89,785)	(23,194)
Net Change in Net Assets from Distributions	(471,897)	(452,154)

Capital Share Transactions:
Proceeds from Sale of Shares	10,872,944	14,564,552
Shares Issued on Reinvestment of Dividends	437,343	441,786
Cost of Shares Redeemed	(12,847,667)	(1,610,457)
Net Increase (Decrease) from Shareholder Activity	(1,537,380)	13,395,881

Net Assets:
Net Increase (Decrease) in Net Assets	(2,153,772)	15,073,586
Beginning of Period	24,232,897	9,159,311
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $124,136, respectively)	$ 22,079,125	$ 24,232,897

Share Transactions:
Shares Sold	1,101,878	1,559,348
Shares Issued on Reinvestment of Dividends	45,367	45,081
Shares Redeemed	(1,318,778)	(172,558)
Net Increase (Decrease) in Shares	(171,533)	1,431,871
Outstanding at Beginning of Period	2,469,758	1,037,887
Outstanding at End of Period	2,298,225	2,469,758

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended December 31, 2011
	2011	2010	2009	2008	2007

Net Asset Value, at Beginning of Period	$ 9.81	$ 8.82	$ 7.13	$ 9.35	$ 9.53

Income (Loss) From Investment Operations:
Net Investment Income *	0.09	0.11	0.16	0.23	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.08)	1.07	1.57	(2.10)	0.11
Total from Investment Operations	0.01	1.18	1.73	(1.87)	0.27

Distributions:	(0.21)	(0.19)	(0.04)	(0.35)	(0.45)

Net Asset Value, at End of Period	$ 9.61	$ 9.81	$ 8.82	$ 7.13	$ 9.35

Total Return **	0.09%	13.36%	28.40%	(20.05)%	2.83%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 22,079	$ 24,233	$ 9,159	$ 6,976	$ 9,108
Ratio of Expenses to Average Net Assets	1.56%	1.28%	1.37%	1.26%	1.56%
Ratio of Net Investment Income to Average Net Assets	0.91%	1.20%	1.98%	4.23%	1.75%
Portfolio Turnover	45.47%	3.33%	15.89%	39.40%	8.30%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

NOTE 1.

ORGANIZATION

The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stock.

NOTE 2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes significant accounting policies followed by the Fund:

Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair-value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2011:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments
•	Level 2 – Other significant, observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair-value hierarchy levels as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$ 19,279,618	$ -	$ -	$ 19,279,618
Short-Term Investments – US Bank Money Market Savings	2,876,968	-	-	2,876,968
Total	$ 22,156,586	$ -	$ -	$ 22,156,586

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended December 31, 2011.

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to Shareholders on the ex-dividend date.  Permanent book and tax differences relating to Shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders: The Fund intends to distribute to the Shareholders substantially all of the net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Reclassifications: In accordance with GAAP, the Fund recorded a permanent book/tax difference of $89,785 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present, undistributed income and net realized gains on a tax basis, which is considered to be more informative to Shareholders.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Concentration of Credit Risk: As of December 31, 2011, the Fund maintained its cash in bank deposit accounts at one federally-insured financial institution. The balance at times may exceed depositor’s insurance provided by the applicable guaranty agency.  For the year ended December 31, 2011 the bank accounts exceeded the depositor’s insurance limitations.

NOTE 3.

MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund.  The Manager receives a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily assets of the Fund.  The fee is accrued daily and paid monthly.  A management fee of $248,914 was accrued in the Statement of Operations for the year ended December 31, 2011.

During the year ended December 31, 2011, brokerage commissions of $13,831 were paid to BestVest Co. The son of the Fund’s past President (Mr. Bernard Klawans) is an employee of BestVest Co. and provides the Fund brokerage services. Commissions paid are in compliance with the Fund’s policies.

Beginning In May 2011, the Fund agreed to pay its President an administrative fee, payable monthly, for providing management functions at an annual rate of 0.20% based upon the average daily assets of the Fund. The fee is accrued daily and paid monthly. An administrative fee of $32,647 was accrued in the Statement of Operations for the year ended December 31, 2011.

NOTE 4.

INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2011 were $10,085,870 and $9,617,717, respectively.  At December 31, 2011, net unrealized appreciation for Federal income tax purposes aggregated $677,938, consisting of unrealized appreciation of $2,586,548 and unrealized depreciation of $1,908,610. The cost of investments at December 31, 2011 for Federal income tax purposes was $18,601,680, excluding short-term investments.

NOTE 5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2011, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total par value plus paid-in capital equaled $21,371,593.

NOTE 6.

FEDERAL INCOME TAXES

Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of December 31, 2011, the taxable components of distributable earnings were as follows:

Undistributed ordinary income

$     29,594

Undistributed appreciation

$   677,938

The tax character of distributions paid during the year ended December 31, 2011 and year ended December 31, 2010 are as follows.

	2011	2010
Ordinary income	$ 230,146	$ 192,884
Long-term capital gains	$ 151,966	$ 236,076
Return of Capital	$ 89,785	($ 23,194)

NOTE 7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

NOTE 8.   THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT OF 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

MEYLER & COMPANY, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of the

Valley Forge Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Valley Forge Fund (the “Fund”), including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 2009, 2008 and 2007, were audited by other auditors, whose report dated February 26, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Valley Forge Fund as of December 31, 2011, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, inconformity with accounting principles generally accepted in the United States of America.

/s/ Meyler & Company, LLC

Middletown, New Jersey

March 5, 2012

Valley Forge Fund, Inc.
Expense Illustration
December 31, 2011 (Unaudited)

Expense Example

As a shareholder of the Valley Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2011 through December 31, 2011.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2011	December 31, 2011	July 1, 2011 to December 31, 2011

Actual	$1,000.00	$957.03	$7.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.34	$7.93

* Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

VALLEY FORGE FUND, INC.

BOARD OF TRUSTEES

DECEMBER 31, 2011 (UNAUDITED)

DIRECTORS AND OFFICERS

The Fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year.  Information published by the Fund contains additional information about these Directors, and is available without charge, by calling 1-855-833-6359.  Each Director may be contacted by writing to the President, C/O Valley Forge Fund, 3741 Worthington Road, Collegeville, PA 19426-3431.

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past Five Years
Interested Officers and Directors: *
Donald A. Peterson Age: 71	Director President	5/15/1974 to Present 4/26/2011 to Present	Program Manager DRS Technologies
Lauren P. Tornetta Age: 33	Director Secretary-Treasurer	11/30/2011 to Present 7/16/2011 to Present	Director, Regulatory Affairs Endo Corporation

Independent Directors
Dr. James P. King Age: 79	Director	5/15/1972 to Present	President Desilube Tech, Inc.
C. William Majer Age: 76	Director	6/21/2005 to Present	President Majerplus Ltd.
John S. Zaborowski Age: 65	Director Chairman of the Board	7/16/2011 to Present 8/16/2011 to Present	Retired General Manager DRS Technologies

* “Interested persons” as defined in the Investment Company Act of 1940 are Mr. Peterson because he is the Fund’s President and Ms. Tornetta because she is the Fund’s Secretary-Treasurer and the daughter of Mr. Peterson.

VALLEY FORGE FUND, INC.

ADDITIONAL INFORMATION

DECEMBER 31, 2011 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-800-869-1679 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters ended on March 31 and September 30, respectively. The Fund’s Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-869-1679.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-855-833-6359.

Advisory Renewal Agreement

The Valley Forge Fund’s Board of Directors has developed a policy for consideration of their Investment Adviser.  At a minimum they will consider:

1.

The financial condition of the Adviser;

2.

Terms of the Advisory agreement;

3.

The Adviser’s performance;

4.

The Adviser’s personnel and methods of analysis;

5.

Compensation to the Adviser;

6.

Possible conflicts of interest;

7.

Overall Fund expenses and expense ratios; and

8.

Brokerage and portfolio transactions.

1. Financial Condition of the Adviser – The Valley Forge Management Corporation (“VFM”) has been in operation and the Advisor to the Valley Forge Fund for over 40 years.  It was incorporated with a capital of $5,000 and has paid a cash dividend to its original owners every one of those years, while retaining a capital base of $5,000.

2. Term of the Advisory Agreement – The Terms of the Advisory Agreement now require that VFM supply continuing advice on when and what securities should be purchased or sold in line with the Fund’s investment policy, as stated in its approved Prospectus. For this, VFM receives 1/12 of one percent of the averaged net assets of the Fund, each month the contract is in existence.

3. The Adviser’s Performance – The Fund has averaged about 10 percent per year return over the years that VFM has supplied investment advice. This is ‘in line’ with the conservative nature of the Fund’s objectives.

4. The Adviser’s Personnel and Methods of Analysis – The VFF Board of Directors has been satisfied with the financial results produced with the Advisers advice. However, they now require that potential Conflicts of Interest suggested by the recent SEC examination be totally disclosed and/or ceased.  The VFM has complied with this requirement.

5. Compensation to the Adviser – The Adviser’s compensation is as stated in item 2, above.

6. Possible Conflicts of Interest – There are no known Conflicts of Interest.  The Adviser only has one client, the Valley Forge Fund, Inc., and does not own or trade securities.

7. Overall Fund Expenses and Expense Ratios – The Expense Ratio for 2011 was 1.56%.  This value is considered acceptable for a fund of this size.

8. Brokerage and Portfolio Transactions – The Adviser only provides investment advice.  The Fund selects the Brokers and places the security orders.

It is anticipated that VFF’s Board of Directors will continue the engagement of the VFM as a result of the first Independent Director’s meeting scheduled for February 7, 2012.

1-800-869-1679

    This report is provided for the general information of the Shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Donald Peterson who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3. Audit Committee Financial Expert

Mr. Peterson is responsible for the preparation of the Fund's Financial Documents, however, the Audit Commitee that oversees all financial affairs is composed of the Independent Directors, headed by Mr. John Zaborowski, a former corporate General manager. The current Fund auditor is Meyler & Company, LLC.

Item 4. Principal Accountant Fees and Services.

Audit Fees

The aggregate fees billed by Meyler & Company, LLC (“Meyler”) for professional services rendered for the audit of our annual financial statements and services included in connection with statutory and regulatory filings were $9,500 and $9,000 for the years ended December 31, 2011 and 2010, respectively.

Audit-Related Fees

Meyler’s fees billed for assurance and related services related to the review of the Fund’s semi annual financial statements were $0 for the years ended December 31, 2011 and 2010, respectively.

Tax Fees

Meyler’s fees billed for professional services for tax compliance, tax advice, and tax planning were $0 for the years ended December 31, 2011 and 2010, respectively.

All Other Fees

Meyler’s fees billed for other products and services were $0 for the years ended December 31, 2011 and 2010, respectively.

The Fund does not engage its independent, registered public accounting firm to perform personal tax services for Mr. Peterson, or any other executive officer of the Fund. In addition, the independent registered public accounting firm is not engaged by Valley Forge Management Corporation, the manager of the Fund, to perform any professional services (audit or tax) on its behalf.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Investments

Schedule I - investments in securities of unaffiliated issuers as of December 31, 2011 as set forth in Section 210-1212 of Regulation S-X [17 CFR 210.12-12] is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a)

Disclosure Controls & Procedures. Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

By /s/ Donald A. Peterson

*

Donald A. Peterson, President

Date March 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Donald A. Peterson

*

Donald A. Peterson, President

Date March 9, 2012

By /s/ Lauren P. Tornetta

*

Lauren P. Tornetta, Secretary-Treasurer

Date March 9, 2012

* Print the name and title of each signing officer under his or her signature.